Other equity	12 Months Ended
Mar. 31, 2026
Other Equity [Abstract]
Other equity
17.
Other equity

17A Retained earnings / (losses)

(Amounts in INR)
As at April 1, 2023	(53,610)
Profit for the year	3,404
Re-measurement loss on defined benefit plans (net of tax)	(14)
Acquisition of interest by NCI in subsidiaries	30
Debenture redemption reserve released on account of repayment of debentures	5
Change in fair value of put option liability / derecognition of non-controlling interests during the year	(1,380)
Shares bought back, held as treasury stock (refer Note 16)	(4,926)
Allocation to non controlling interest	58
As at March 31, 2024	(56,433)
Profit for the year	3,814
Re-measurement loss on defined benefit plans (net of tax)	40
Forfeiture of vested options	103
Debenture redemption reserve created during the year	(759)
Change in fair value of put option liability / derecognition of non-controlling interests during the year	(215)
Allocation to non controlling interest	(305)
As at March 31, 2025	(53,755)
Profit for the year	9,841
Re-measurement loss on defined benefit plans (net of tax)	32
Forfeiture of vested options	328
Debenture redemption reserve created during the year	(759)
Change in fair value of put option liability / derecognition of non-controlling interests during the year	1,169
Allocation to non controlling interest	(77)
As at March 31, 2026 (INR)	(43,221)
As at March 31, 2026 (USD)	(461)

Nature and purpose

Retained earnings / (losses) are the profits / (losses) that the Group has earned / incurred till date, less any transfers to general reserve and/ or other reserves, dividends or other distributions paid to shareholders. It is a free reserve available to the Group and eligible for distribution to shareholders, in case where it is having positive balance representing net earnings till date.

17B Other components of equity

(Amounts in INR)
As at April 1, 2024*	2,689
As at March 31, 2025*	7,345
As at March 31, 2026 (INR) *	8,908
As at March 31, 2026 (USD) *	95

* Represents hedge reserve, share based payment reserve, capital reserve, debenture redemption reserve and foreign currency translation reserve as explained below.

(i)
Hedge reserve

(Amounts in INR)
As at April 1, 2023	(618)
OCI for the year (refer Note 50)	(2,205)
Attributable to non-controlling interests (refer Note 50)	129
Amount transferred to property, plant and equipment	827
As at March 31, 2024	(1,867)
OCI for the year (refer Note 50)	(97)
Attributable to non-controlling interests (refer Note 50)	(53)
Amount transferred to property, plant and equipment	1,427
As at March 31, 2025	(590)
OCI for the year (refer Note 50)	1,227
Attributable to non-controlling interests (refer Note 50)	(67)
Amount transferred to property, plant and equipment	513
As at March 31, 2026 (INR)	1,083
As at March 31, 2026 (USD)	12

Nature and purpose

The Group uses hedging instruments as part of its management of foreign currency risk and interest rate risk associated on borrowings. For hedging foreign currency and interest rate risk, the Group uses foreign currency forward contracts, cross currency swaps (CCS), call spreads, foreign currency option contracts and interest rate swaps (IRS). To the extent these hedges are effective, the change in fair value of the hedging instrument is recognised in the cash flow hedging reserve. Amounts recognised in the cash flow hedging reserve is reclassified to the statement of profit or loss when the hedged item affects profit or loss (example: interest payments).

(ii)
Share based payment reserve

(Amounts in INR)
As at April 1, 2023	5,886
Expense for the year	2,278
Shares issued during the year	(15)
As at March 31, 2024	8,149
Expense for the year	2,402
Forfeiture of vested options	(103)
Shares issued during the year	(51)
As at March 31, 2025	10,397
Expense for the year	1,779
Forfeiture of vested options	(328)
Shares issued during the year	(619)
As at March 31, 2026 (INR)	11,229
As at March 31, 2026 (USD)	120

Nature and purpose

The share based payment reserve is used to recognise the grant date fair value of options issued to employees under employee stock option plan.The amounts recognised in this reserve are transferred to INR 947 (March 31, 2025: INR 154; March 31, 2024: INR 15) when Options are exercised by the employees or they expire unexercised.

(iii)
Capital reserve

(Amounts in INR)
As at April 1, 2023	(5,497)
Acquisition of non-controlling interest	252
Allocation to non-controlling interest	(17)
As at March 31, 2024	(5,262)
Acquisition of non-controlling interest	425
Allocation to non-controlling interest	(26)
As at March 31, 2025	(4,863)
Allocation to non-controlling interest	1
As at March 31, 2026 (INR)	(4,862)
As at March 31, 2026 (USD)	(52)

Nature and purpose

Capital reserve represents bargain purchase gain on business combinations recognised under Local GAAP prior to date of transition to IFRS. It also includes adjustments recognised directly in equity pertaining to changes in the proportion held by non-controlling interests i.e., difference between the amount by which the non-controlling interests adjusted and the fair value of the consideration paid or received.

(iv)
Debenture redemption reserve

(Amounts in INR)
As at April 1, 2023	1,200
Debenture redemption reserve transferred to retained earnings / (losses) during the year	(5)
Allocation to non controlling interest	0
As at March 31, 2024	1,195
Debenture redemption reserve transferred to retained earnings / (losses) during the year	759
Allocation to non controlling interest	(118)
As at March 31, 2025	1,836
Debenture redemption reserve transferred to retained earnings / (losses) during the year	759
Allocation to non controlling interest	(56)
As at March 31, 2026 (INR)	2,539
As at March 31, 2026 (USD)	27

Nature and purpose

As per the Indian Companies Act, 2013, Debenture Redemption Reserve (DRR) is a reserve required to be maintained by the Companies that have issued debentures. The purpose of this reserve is to minimise the risk of default on repayment of debentures as this reserve ensures availability of funds for meeting obligations towards debenture-holders. As per amendments in Companies (Share capital and Debentures) Rules, 2014 the requirement of listed Companies to create Debenture redemption reserve has been removed.

(v)
Foreign currency translation reserve

(Amounts in INR)
As at April 1, 2023	547
Exchange differences on translation of foreign operations	(68)
Allocation to non controlling interest	(5)
As at March 31, 2024	474
Exchange differences on translation of foreign operations	87
Allocation to non controlling interest	4
As at March 31, 2025	565
Exchange differences on translation of foreign operations (net)	(1,069)
Allocation to non controlling interest	(149)
(Gain) recycled to profit & loss (refer Note 29)	(428)
As at March 31, 2026 (INR)	(1,081)
As at March 31, 2026 (USD)	(12)

Nature and purpose

Exchange differences arising on translation of the foreign operations are recognised in other comprehensive income as described in accounting policy and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the foreign operation is disposed-off.